ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 4, 2019	William M. Beaudoin
T +1 617 854 2337
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on March 14, 2019 under Rule 497(e) (SEC Accession No. 0001193125-19-074181), to the Prospectuses for:

•	AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund, dated May 1, 2018;

•	AMG Renaissance Large Cap Growth Fund, dated May 1, 2018;

•

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund, dated May 1, 2018, as supplemented December 10, 2018 and March 1, 2019;

•	AMG Managers Skyline Special Equities Fund, dated May 1, 2018, as supplemented December 10, 2018;

•	AMG SouthernSun Small Cap Fund, dated February 1, 2019;

•	AMG SouthernSun U.S. Equity Fund, dated February 1, 2019;

•	AMG Systematic Mid Cap Value Fund, dated July 1, 2018;

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•	AMG TimesSquare Global Small Cap Fund, dated May 16, 2018; and

•

AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only, dated May 1, 2018, as supplemented October 1, 2018 and December 10, 2018.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin